INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

United States

Mercurity Fintech Technology Holding Inc. (“MFH Tech”) is incorporated in New York, USA. Chaince Securities, Inc. and its subsidiary Chaince Securities, LLC (formerly known as JVDA, LLC) are incorporated in Delaware, USA. In accordance with the Federal Corporate Income Tax Law, the Federal corporate income tax rate applicable to MFH Tech is 21%.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Company’s entities operating in the PRC is 25%.

For the year ended December 31, 2022, 2023 and 2024, loss or income before income taxes from continuing operations consists of:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Cayman Islands: Mercurity Fintech Holding Inc. (“MFH”)	(1,384,127)	(6,120,978)	(7,992,466)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(2,594,153)	(2,662,392)	8,776
US: Chaince Securities, Inc.	(100,291)	(45,346)	—
US: Chaince Securities, LLC (formerly known as JVDA, LLC)	(30)	—	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	(23,652)	(496,006)	(1,317,169)
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(93,360)	(121,212)	(177,053)

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Current tax expense	—	(587)	(2,294)
Deferred tax (expense)/benefit	(336,985)	91,363	251,005
Income tax (expense)/benefit	(336,985)	90,776	248,711

The reconciliation of tax computed by applying the statutory income tax rate of 21% applicable to the US operation, 16.5% applicable to the Hong Kong operation, and 25% applicable to the PRC operation to income tax benefit from continuing operations is as follows:

	For the year ended December 31, 2024
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	US (Chaince Securities, LLC)	Hong Kong	PRC	Consolidated
Loss before income taxes	(2,594,153)	(100,291)	(30)	(23,652)	(93,360)	(2,811,486)
Income tax computed at applicable tax rates	(544,772)	(21,061)	(6)	(3,903)	(23,340)	(593,082)
Current losses unrecognized deferred income tax	544,772	—	6	3,903	23,340	572,021
Temporary difference between the book value of intangible asset and its tax base	—	—	25,200	—	—	25,200
Changes in valuation allowance	—	—	—	332,846	—	332,846
Income tax expenses/(benefits)	—	(21,061)	25,200	332,846	—	336,985

	For the year ended December 31, 2023
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	Hong Kong	PRC	Consolidated
Loss before income taxes	(2,662,392)	(45,346)	(496,006)	(121,212)	(3,324,956)
Income tax computed at applicable tax rates	(559,102)	(9,522)	(81,841)	(30,303)	(680,768)
Current losses unrecognized deferred income tax	559,102	—	—	30,303	589,405
Prior income tax expense recognized in current period	587	—	—	—	587
Income tax expenses/(benefits)	587	(9,522)	(81,841)	—	(90,776)

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

	For the year ended December 31, 2022
	US$	US$	US$	US$
	US	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	(1,485,446)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	(259,753)
Effect of different tax rates in different jurisdictions	451	—	—	451
Non-deductible expenses	—	—	785	785
Current losses unrecognized deferred income tax	—	—	43,478	43,478
Prior losses recognized deferred income tax in current period	—	(33,672)	—	(33,672)
Income tax expenses/(benefits)	2,294	(251,005)	—	(248,711)

Deferred tax assets

The significant components of the Company’s deferred tax assets were as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
Deferred tax assets
Net operating loss carry forwards	124,609	103,548
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)	—
Total deferred tax assets	30,584	342,369

Deferred tax liabilities

The significant components of the Company’s deferred tax liabilities were as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
Deferred tax liabilities
Temporary difference of intangible asset	25,200	—
Total deferred tax liabilities	25,200	—

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)